Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of	As of
	March 31, 2024	March 31, 2023
	USD	USD
Accounts receivable	7,770,556	8,097,742
Allowance for uncollectible accounts receivable	(7,770,556)	(400,759)
Accounts receivable, net	-	7,696,983